Deferred and current taxation - Components of the tax expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Components of the tax expense
Corporation tax charge in year	€ 224.2	€ 125.4	€ 49.4
Deferred tax charge/(credit) relating to temporary differences on property, plant and equipment, net operating losses and other non-derivative items	25.4	47.4	161.5
Tax expense	€ 249.6	€ 172.8	€ 210.9